RELATED PARTY TRANSACTIONS - Schedule of Accounts Payable - Related Parties (Details) - Related Party [Member] - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
RELATED PARTY TRANSACTIONS - Schedule of Accounts Payable - Related Parties (Details) [Line Items]
Accounts payable	$ 24,137	$ 140,261	$ 1,387
Qingdao Lixing Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Payable - Related Parties (Details) [Line Items]
Accounts payable	23,135	90,946	0
Yue Yan (Shanghai) Digital Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Payable - Related Parties (Details) [Line Items]
Accounts payable	0	31,679	0
Hangzhou Shilian Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Payable - Related Parties (Details) [Line Items]
Accounts payable	0	16,020	0
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Payable - Related Parties (Details) [Line Items]
Accounts payable	$ 1,002	$ 1,616	$ 1,387